Offerings - Offering: 1	Aug. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	23.193
Maximum Aggregate Offering Price	$ 139,158,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 20,540
Offering Note
(1)    This Registration Statement covers the offer and sale of 6,000,000 shares of Common Stock of Exelixis, Inc. (the “Registrant” or the “Company”) under the Exelixis, Inc. 2000 Employee Stock Purchase Plan (the “2000 Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the 2000 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant’s Common Stock.
(2)    Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock on July 30, 2024, as reported on the Nasdaq Global Select Market.